CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule Of Cash and Cash Equivalents
	December 31,
	2017	2016
	US Dollars in thousands

Denominated in U.S. dollars	677	954
Denominated in NIS	33	60
Denominated in Euro	177	220

	887	1,234